Note 10 - Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at January 1, 2022	63	$132,059.00	$-
Options continued from CPP Plan	42	6,743.41
Exercised	-
Cancelled	-
Forfeitures	(1)	6,743.41

Balance at December 31, 2022	104	$82,655.77	$-
Granted	503	300.00
Exercised	-
Cancelled	-
Forfeitures	-

Balance at December 31, 2023	607	$14,410.38	$-

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Six Months Ended June 30,
	2024	2023
General and Administrative	$68	$416
Research and Development	35	93
	$103	$509

	Year ended December 31,
	2023	2022
General and administative	$643	$889
Research and development	180	199
Total stock-based compensation	$823	$1,088

Schedule of Nonvested Share Activity [Table Text Block]
	Shares Under Option	Weighted Average Grant Date Fair Value
Unvested at January 1, 2022	18	$92,061.33
Granted	42	26,038.83
Vested	(52)	38,865.69
Forfeitures	(1)	26,038.83
Unvested at December 31, 2022	7	$100,525.71
Granted	503	269.80
Vested	(83)	7,002.26
Forfeitures	-
Unvested at December 31, 2023	427	$604.69

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)

	$300		503	8.75	$300.00	503	8.75
$5,280	-	$7,709	39	6.50	$5,280.00	39	6.50
$26,400	-	$98,160	37	4.79	$79,787.03	37	4.79
$100,080	-	$362,400	28	4.79	$194,220.00	28	4.79
	Totals		607	8.18	$14,410.36	607	8.18

			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)

$300			503	9.24	$300.00	78	9.24
$5,280	-	$7,709	39	7.00	$5,280.00	39	7.00
$26,400	-	$98,160	37	5.29	$79,787.03	35	5.18
$100,080	-	$362,400	28	5.29	$194,220.00	28	5.29

Totals			607	8.68	$14,410.36	180	7.35

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2023
Common stock fair value		$300.00
Risk-free interest rate	3.59%	to	3.60%
Expected dividend yield		$0.00
Expected Option life (in years)	5.08	to	5.5
Expected stock price volatility	131.3%	-	138.0%